The Company had the following fully vested warrants outstanding at October 31, 2021 (Details) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Aug. 28, 2020
Line of Credit Facility [Line Items]
Class of Warrant or Right, Outstanding		950,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.40
Lender One [Member]
Line of Credit Facility [Line Items]
[custom:ClassOfWarrantOrRightTitleOfSecurityWarrantOrRightsOutstanding]	Lender	Lender
Class of Warrant or Right, Outstanding	950,000	950,000
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Aug. 28, 2020	Aug. 28, 2020
Warrants and Rights Outstanding, Maturity Date	Aug. 28, 2023	Aug. 28, 2023
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.40	$ 0.40
Broker One [Member]
Line of Credit Facility [Line Items]
[custom:ClassOfWarrantOrRightTitleOfSecurityWarrantOrRightsOutstanding]	Broker	Broker
Class of Warrant or Right, Outstanding	2,500	2,500
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Oct. 11, 2020	Oct. 11, 2020
Warrants and Rights Outstanding, Maturity Date	Oct. 11, 2025	Oct. 11, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.50	$ 4.50
Broken Two [Member]
Line of Credit Facility [Line Items]
[custom:ClassOfWarrantOrRightTitleOfSecurityWarrantOrRightsOutstanding]	Broker	Broker
Class of Warrant or Right, Outstanding	3,000	3,000
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Nov. 25, 2020	Nov. 25, 2020
Warrants and Rights Outstanding, Maturity Date	Nov. 25, 2025	Nov. 25, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.00	$ 3.00
Triton One [Member]
Line of Credit Facility [Line Items]
[custom:ClassOfWarrantOrRightTitleOfSecurityWarrantOrRightsOutstanding]	Triton
Class of Warrant or Right, Outstanding	300,000
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Jul. 27, 2021
Warrants and Rights Outstanding, Maturity Date	Jul. 27, 2024
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.11
Consultant One [Member]
Line of Credit Facility [Line Items]
[custom:ClassOfWarrantOrRightTitleOfSecurityWarrantOrRightsOutstanding]	Consultant
Class of Warrant or Right, Outstanding	250,000
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Aug. 26, 2021
Warrants and Rights Outstanding, Maturity Date	Aug. 26, 2024
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50